Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2023
Segments, Geographical Areas [Abstract]
Estimated Financial Information by Geographic Areas	The following table sets forth estimated total assets at March 31, 2021, 2022 and 2023, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2021:
Total revenue(2)	¥3,348,733	¥741,137	¥356,112	¥1,134,233	¥329,568	¥5,909,783
Total expense(3)	2,316,323	713,441	263,753	889,494	118,430	4,301,441
Income before income tax expense	1,032,410	27,696	92,359	244,739	211,138	1,608,342
Net income (loss) attributable to Mitsubishi UFJ Financial Group	627,138	(231,116)	74,230	366,880	280,166	1,117,298
Total assets at end of fiscal year	240,603,939	49,478,851	21,126,639	31,368,443	11,246,753	353,824,625
Fiscal year ended March 31, 2022:
Total revenue(2)	¥2,160,509	¥500,590	¥67,687	¥975,340	¥221,601	¥3,925,727
Total expense(3)	2,198,650	666,564	311,639	726,042	81,559	3,984,454
Income (loss) before income tax expense (benefit)	(38,141)	(165,974)	(243,952)	249,298	140,042	(58,727)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(7,380)	(498,205)	(344,044)	506,621	259,688	(83,320)
Total assets at end of fiscal year(4)	246,637,054	54,576,602	22,319,350	31,909,321	12,207,691	367,650,018
Fiscal year ended March 31, 2023:
Total revenue(2)	¥2,617,973	¥1,527,756	¥173,013	¥1,479,618	¥508,472	¥6,306,832
Total expense(3)	2,074,369	1,621,492	370,130	1,282,806	301,301	5,650,098
Income (loss) before income tax expense (benefit)	543,604	(93,736)	(197,117)	196,812	207,171	656,734
Net income (loss) attributable to Mitsubishi UFJ Financial Group	616,243	113,038	(246,138)	9,074	107,691	599,908
Total assets at end of fiscal year	249,539,149	59,695,647	24,675,334	34,452,071	13,373,532	381,735,733

Notes:
(1)Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)Total revenue is comprised of Interest income and Non-interest income.
(3)Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)Total assets at the fiscal year ended March 31, 2022 in this table includes those relating to financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities
The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2022 and 2023:

	2022	2023
	(in millions)
Cash and due from banks	¥1,050,661	¥738,309
Interest-earning deposits in other banks	12,459,897	17,518,035
Total	¥13,510,558	¥18,256,344
Trading account assets	¥26,849,102	¥31,158,079
Investment securities	¥7,157,322	¥11,456,886
Loans—net of unearned income, unamortized premiums and deferred loan fees	¥45,338,581	¥50,981,148
Deposits	¥46,932,643	¥52,278,932
Funds borrowed:
Call money, funds purchased	¥306,053	¥18,088
Payables under repurchase agreements	10,769,853	10,730,611
Payables under securities lending transactions	144,854	54,985
Other short-term borrowings	3,940,997	5,058,454
Long-term debt	1,596,146	1,530,782
Total	¥16,757,903	¥17,392,920
Trading account liabilities	¥5,919,017	¥8,611,974